UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-09005

Name of Registrant:	Vanguard Massachusetts Tax-Exempt Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30th

Date of reporting period:	February 28, 2005

Item 1:	Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund
Schedule of Investments
February 28, 2005

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
MUNICIPAL BONDS (99.0%)

Bedford MA BAN	3.500%	9/28/2005	$2,936	$2,957
Beverly MA GO	5.250%	11/1/2012 (1)	1,925	2,149
Beverly MA GO	5.250%	11/1/2013 (1)	1,855	2,079
Boston MA Convention Center Rev	5.000%	5/1/2018 (2)	4,975	5,327
Boston MA GO	5.750%	2/1/2010 (Prere.)	1,955	2,194
Boston MA GO	5.000%	2/1/2018 (1)	3,765	4,045
Boston MA Special Obligation Rev. (Boston City Hosp.)	5.000%	8/1/2017 (1)	2,000	2,150
Boston MA Water & Sewer Comm. Rev	5.750%	11/1/2013	540	608
Chelsea MA GO	5.500%	6/15/2009 (2)	90	99
Dudley Charlton MA Regional School Dist. GO	5.125%	6/15/2014 (3)	2,305	2,575
Foxborough MA Stadium Infrastructure Improvement Rev	5.750%	6/1/2025	2,500	2,775
Framingham MA Housing Auth. Mortgage Rev	6.200%	2/20/2021	900	1,015
Framingham MA Housing Auth. Mortgage Rev	6.350%	2/20/2032	2,000	2,216
Holliston MA BAN	3.000%	4/15/2005	4,750	4,755
Holyoke MA Gas & Electric Dept. Rev	5.000%	12/1/2021 (1)	2,395	2,546
Littleton MA GO	5.000%	1/15/2022 (3)	1,280	1,372
Lynn MA GO	5.250%	6/1/2013 (2)	1,530	1,670
Malden MA GO	5.200%	8/1/2014 (1)	2,700	2,879
Malden MA GO	5.100%	8/1/2017 (1)	2,765	2,924
Marlborough MA GO	6.750%	6/15/2008 (3)	1,400	1,571
Mashpee MA GO	5.125%	2/1/2008 (1)(Prere.)	1,025	1,103
Mashpee MA GO	5.350%	2/1/2008 (1)(Prere.)	1,525	1,651
Massachusetts Bay Transp. Auth. Rev	7.000%	3/1/2009	2,000	2,294
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2022	5,285	6,139
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2023	5,325	6,013
Massachusetts Bay Transp. Auth. Rev	5.500%	7/1/2024	2,500	2,898
Massachusetts Bay Transp. Auth. Rev	5.250%	7/1/2030	5,000	5,433
Massachusetts College Building Auth. Rev	0.000%	5/1/2017 (10)	3,340	1,948
Massachusetts Dev. Finance Agency Rev. (Boston Univ.)	5.375%	5/15/2039	1,575	1,695
Massachusetts Dev. Finance Agency Rev. (Boston Univ.) VRDO	1.790%	3/1/2005 (10)	2,200	2,200
Massachusetts Dev. Finance Agency Rev. (Brooks School) VRDO	1.870%	3/7/2005 (1)	3,500	3,500
Massachusetts Dev. Finance Agency Rev. (College of Pharmacy and Allied Health Services)	5.750%	7/1/2033	1,000	1,048
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2028	1,500	1,568
Massachusetts Dev. Finance Agency Rev. (Deerfield Academy)	5.000%	10/1/2033	2,000	2,078
Massachusetts Dev. Finance Agency Rev. (Jewish Philanthropies)	5.250%	2/1/2022	2,750	2,986
Massachusetts Dev. Finance Agency Rev. (Mount Holyoke College)	5.250%	7/1/2031	4,000	4,211
Massachusetts Dev. Finance Agency Rev. (Neville Communities)	6.000%	6/20/2044	1,500	1,662
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	3,000	3,411
Massachusetts Dev. Finance Agency Rev. (Smith College)	5.750%	7/1/2010 (Prere.)	1,195	1,359
Massachusetts Dev. Finance Agency Rev. (Smith College) VRDO	1.850%	3/7/2005	4,695	4,695
Massachusetts Dev. Finance Agency Rev. (Suffolk Univ.)	5.850%	7/1/2029	2,000	2,063
Massachusetts Dev. Finance Agency Rev. (Western New England College)	5.875%	12/1/2022	600	631
Massachusetts Dev. Finance Agency Rev. (Western New England College)	6.125%	12/1/2032	1,000	1,053
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.550%	7/1/2019	1,000	1,047
Massachusetts Dev. Finance Agency Rev. (Xaverian Brothers High School)	5.650%	7/1/2029	1,500	1,551
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.550%	7/1/2009 (2)	1,060	1,068
Massachusetts Educ. Finance Auth. Educ. Loan Rev	4.650%	7/1/2010 (2)	795	801
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.000%	1/1/2013 (2)	1,445	1,470
Massachusetts Educ. Finance Auth. Educ. Loan Rev	5.300%	1/1/2016 (2)	2,175	2,198
Massachusetts Educ. Finance Auth. Educ. Loan Rev	6.050%	12/1/2017 (1)	2,000	2,073
Massachusetts GAN	5.125%	12/15/2010	1,480	1,598
Massachusetts GAN	5.750%	12/15/2010	3,000	3,385
Massachusetts GAN	5.125%	12/15/2012	1,750	1,889
Massachusetts GO	5.500%	7/1/2005 (2)(Prere.)	3,500	3,574
Massachusetts GO	5.250%	9/1/2008	1,850	1,990
Massachusetts GO	5.625%	6/1/2010 (Prere.)	1,450	1,627
Massachusetts GO	5.750%	6/1/2010 (Prere.)	8,545	9,641
Massachusetts GO	5.750%	6/1/2010 (Prere.)	5,290	5,969
Massachusetts GO	5.500%	10/1/2018	4,955	5,678
Massachusetts GO	5.250%	8/1/2022	5,000	5,611
Massachusetts GO VRDO	1.820%	3/1/2005	1,860	1,860
Massachusetts GO VRDO	1.820%	3/1/2005	5,865	5,865
Massachusetts GO VRDO	1.840%	3/7/2005	3,300	3,300
Massachusetts GO VRDO	1.850%	3/7/2005	2,000	2,000
Massachusetts GO VRDO	1.960%	3/7/2005	1,600	1,600
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.250%	7/1/2021	6,765	7,737
Massachusetts Health & Educ. Fac. Auth. Rev. (MIT)	5.500%	7/1/2032	3,000	3,521
Massachusetts Health & Educ. Fac. Auth. Rev. (Baystate Medical Center)	5.750%	7/1/2033	5,000	5,313
Massachusetts Health & Educ. Fac. Auth. Rev. (Berklee College of Music)	5.000%	10/1/2017 (1)*	1,250	1,333
Massachusetts Health & Educ. Fac. Auth. Rev. (Boston Medical Center)	5.000%	7/1/2019 (1)	50	52
Massachusetts Health & Educ. Fac. Auth. Rev. (Caritas Christi Obligated Group)	6.750%	7/1/2016	2,000	2,233
Massachusetts Health & Educ. Fac. Auth. Rev. (Dana Farber Cancer Project)	6.250%	12/1/2005 (Prere.)	3,850	4,038
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.000%	7/1/2010 (Prere.)	5,825	6,700
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	6.250%	4/1/2020	1,000	1,253
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.)	5.125%	7/15/2037	5,000	5,215
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	1.900%	3/7/2005 (Prere.)**	4,000	4,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	1.720%	3/7/2005	300	300
Massachusetts Health & Educ. Fac. Auth. Rev. (Lahey Clinic Medical Center)	5.375%	7/1/2023 (1)	3,500	3,535
Massachusetts Health & Educ. Fac. Auth. Rev. (Massachusetts General Hosp.)	6.250%	7/1/2012 (2)	500	559
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2010	520	541
Massachusetts Health & Educ. Fac. Auth. Rev. (Milton Hosp.)	5.500%	7/1/2016	1,235	1,248
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2013 (3)	3,835	4,236
Massachusetts Health & Educ. Fac. Auth. Rev. (New England Medical Center Hosp.)	5.375%	5/15/2014 (3)	3,000	3,293
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2011	2,080	2,245
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2012	2,850	3,056
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2014	1,000	1,063
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015 (1)	390	412
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.250%	7/1/2015	3,000	3,179
Massachusetts Health & Educ. Fac. Auth. Rev. (Partners Healthcare System)	5.375%	7/1/2024 (1)	1,640	1,729
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2020 (3)	1,090	1,164
Massachusetts Health & Educ. Fac. Auth. Rev. (Simmons College)	5.000%	10/1/2022 (3)	1,175	1,244
Massachusetts Health & Educ. Fac. Auth. Rev. (Tufts Univ.)	5.250%	2/15/2030	2,000	2,099
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care In	5.250%	7/1/2014 (2)	1,000	1,079
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care In	6.500%	7/1/2021	5,000	5,369
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts Memorial Health Care In	6.625%	7/1/2032	1,000	1,069
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2027 (3)	1,850	1,942
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.875%	10/1/2029 (3)	4,000	4,505
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts)	5.125%	10/1/2034 (3)	2,500	2,608
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts) VRDO	1.790%	3/7/2005 LOC	5,000	5,000
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.125%	10/1/2023 (3)	1,000	1,054
Massachusetts Health & Educ. Fac. Auth. Rev. (Univ. of Massachusetts/Worcester)	5.250%	10/1/2031 (1)	4,000	4,250
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College)	5.000%	7/1/2023	2,400	2,536
Massachusetts Health & Educ. Fac. Auth. Rev. (Wellesley College) VRDO	1.710%	3/1/2005	1,400	1,400
Massachusetts Health & Educ. Fac. Auth. Rev. (Williams College)	5.000%	7/1/2028	1,000	1,041
Massachusetts Housing Finance Agency Housing Rev	5.700%	7/1/2020 (2)	1,500	1,587
Massachusetts Housing Finance Agency Housing Rev	5.800%	7/1/2030 (2)	1,500	1,560
Massachusetts Housing Finance Agency Housing Rev. (Rental Housing)	5.550%	7/1/2032 (4)	1,500	1,552
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.050%	6/1/2010 (1)	585	587
Massachusetts Housing Finance Agency Rev. (Housing Dev.)	5.150%	12/1/2011 (1)	935	939
Massachusetts Housing Finance Agency Single Family Housing Rev	5.650%	6/1/2031 (4)	775	780
Massachusetts Ind. Finance Agency Resource Recovery Rev. (Refusetech Inc.)	6.300%	7/1/2005	3,055	3,080
Massachusetts Ind. Finance Agency Rev. (Babson College)	5.375%	10/1/2017	1,000	1,050
Massachusetts Ind. Finance Agency Rev. (Buckingham Browne) VRDO	1.870%	3/7/2005 LOC	5,300	5,300
Massachusetts Ind. Finance Agency Rev. (College of the Holy Cross)	5.500%	3/1/2016 (1)	1,000	1,047
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.000%	7/1/2010 (2)	815	876
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2012 (1)	2,975	3,291
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2013 (1)	3,255	3,598
Massachusetts Muni. Wholesale Electric Co. Power System Rev	5.250%	7/1/2016 (1)	4,500	4,914
Massachusetts Port Auth. Rev	5.250%	7/1/2008 (4)	2,000	2,136
Massachusetts Port Auth. Rev	5.250%	7/1/2008	1,325	1,403
Massachusetts Port Auth. Rev	5.500%	7/1/2009 (4)	2,000	2,177
Massachusetts Port Auth. Rev	5.100%	7/1/2010	1,175	1,223
Massachusetts Port Auth. Rev	5.750%	7/1/2010	1,000	1,115
Massachusetts Port Auth. Rev	5.250%	7/1/2013 (1)	2,260	2,396
Massachusetts Port Auth. Rev	5.375%	7/1/2018	2,000	2,150
Massachusetts Port Auth. Rev	5.750%	7/1/2019	1,000	1,065
Massachusetts Special Obligation Rev	5.500%	6/1/2010 (2)	3,150	3,289
Massachusetts Special Obligation Rev	5.000%	6/1/2017	2,040	2,166
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2020 (1)	3,000	1,527
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2025 (1)	5,000	1,913
Massachusetts Turnpike Auth. Rev. (Metro. Highway System)	0.000%	1/1/2028 (1)	6,530	2,090
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2009 (Prere.)	1,435	1,592
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2009 (Prere.)	615	692
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2017	5,000	5,592
Massachusetts Water Pollution Abatement Trust	5.250%	8/1/2022	3,500	3,974
Massachusetts Water Pollution Abatement Trust	5.375%	8/1/2027	2,565	2,760
Massachusetts Water Pollution Abatement Trust	5.500%	8/1/2029	1,000	1,086
Massachusetts Water Pollution Abatement Trust	5.750%	8/1/2029	2,490	2,756
Massachusetts Water Resources Auth. Rev	5.500%	11/1/2006 (3)(Prere.)	120	127
Massachusetts Water Resources Auth. Rev	6.000%	12/1/2011 (3)	4,120	4,705
Massachusetts Water Resources Auth. Rev. VRDO	1.830%	3/7/2005 (3)	4,100	4,100
Massachusetts Water Resources Auth. Rev. VRDO	1.830%	3/7/2005 (3)	1,940	1,940
Massachusetts Water Resources Auth. Rev. VRDO	1.830%	3/7/2005 (2)	3,360	3,360
Narragansett MA Regional School Dist. GO	6.500%	6/1/2013 (2)	1,210	1,410
Pittsfield MA GO	5.000%	4/15/2018 (1)	1,000	1,073
Quabog MA Regional School Dist. GO	5.500%	6/1/2018 (4)	1,355	1,513
Quabog MA Regional School Dist. GO	5.500%	6/1/2019 (4)	1,355	1,506
Rail Connections Inc. Massachusetts Rev	5.250%	7/1/2008 (ETM)	705	761
Rail Connections Inc. Massachusetts Rev	5.300%	7/1/2009 (ETM)	340	373
Rail Connections Inc. Massachusetts Rev	5.400%	7/1/2009 (Prere.)	520	581
Rail Connections Inc. Massachusetts Rev	5.500%	7/1/2009 (Prere.)	1,175	1,318
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009 (Prere.)	570	651
Rail Connections Inc. Massachusetts Rev	6.000%	7/1/2009 (Prere.)	1,030	1,176
Route 3 North Transp. Improvement Assoc. Massachusetts Lease Rev	5.375%	6/15/2010 (1)(Prere.)	2,500	2,774
Shrewsbury MA GO	5.000%	8/15/2013	1,030	1,124
Shrewsbury MA GO	5.000%	8/15/2017	1,900	2,058
Shrewsbury MA GO	5.000%	8/15/2018	3,185	3,442
Shrewsbury MA GO	5.000%	8/15/2019	1,000	1,078
Tantasqua MA Regional School Dist. GO	5.125%	8/15/2015 (4)	2,575	2,821
Univ. of Massachusetts Building Auth. Refunding Rev	6.875%	5/1/2014	1,000	1,224
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2015 (2)	2,600	2,887
Univ. of Massachusetts Building Auth. Rev	5.500%	11/1/2018 (2)	2,400	2,655
Univ. of Massachusetts Building Auth. Rev	5.125%	11/1/2019	1,135	1,226
Westborough MA GO	5.000%	11/15/2008	3,460	3,720
Westfield MA GO	5.000%	5/1/2010 (3)(Prere.)	1,715	1,885
Worcester MA GO	5.500%	10/1/2009 (3)	1,000	1,104
Worcester MA GO	5.500%	8/15/2014 (3)	1,445	1,624
Worcester MA GO	5.750%	4/1/2015 (4)	1,000	1,128
Worcester MA GO	5.500%	8/15/2015 (3)	1,190	1,334
Worcester MA GO	5.625%	8/15/2016 (3)	1,640	1,848
Worcester MA GO	5.250%	8/15/2021 (3)	1,500	1,637
Outside Massachusetts:
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2013 (1)	4,075	4,587
Puerto Rico Electric Power Auth. Rev	5.500%	7/1/2017 (1)	5,000	5,815
Puerto Rico GO	5.500%	7/1/2014 (3)	5,000	5,748
Puerto Rico GO	5.500%	7/1/2019 (2)	2,500	2,927
Puerto Rico GO	5.500%	7/1/2022 (3)	3,500	4,104
Puerto Rico Highway & Transp. Auth. Rev	5.500%	7/1/2012 (3)	5,080	5,768
Puerto Rico Highway & Transp. Auth. Rev. VRDO	1.830%	3/7/2005 (2)	4,600	4,600
Puerto Rico Housing Finance Corp. Home Mortgage Rev	5.300%	12/1/2028	2,285	2,341
Puerto Rico Muni. Finance Agency	5.000%	8/1/2013 (4)	3,900	4,278
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2012 (Prere.)	1,100	1,215
Puerto Rico Public Buildings Auth. Govt. Fac. Rev	5.250%	7/1/2036	400	421
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	2,015	2,265
Puerto Rico Public Finance Corp.	5.125%	6/1/2024 (2)	2,155	2,395
Puerto Rico Public Finance Corp.	5.500%	8/1/2029	665	711
Virgin Islands Public Finance Auth. Rev	5.000%	10/1/2009	1,450	1,538
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2020	1,000	1,068

TOTAL MUNICIPAL BONDS
(Cost $442,734)				461,698

OTHER ASSETS AND LIABILITIES -- NET(1.0%)				4,759

NET ASSETS (100%)				$466,457

 *Securities with a value of $1,333,000 have been segregated as initial margin for open futures contracts.
**Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2005, the value of this security represented 0.9% of net assets.

KEY TO ABBREVIATIONS

BAN — Bond Anticipation Note.
COP — Certificate of Participation.
CP —Commercial Paper.
FR — Floating Rate.
GAN — Grant Anticipation Note.
GO — General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN — Revenue Anticipation Note.
TAN — Tax Anticipation Note.
TOB — Tender Option Bond.
TRAN — Tax Revenue Anticipation Note.
UFSD — Union Free School District.
USD — United School District.
VRDO — Variable Rate Demand Obligation.
(ETM) — Escrowed to Maturity.
(Prere.) — Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC —Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2005, the cost of investment securities for tax purposes was $445,298,000. Net unrealized appreciation of investment securities for tax purposes was $16,400,000, consisting of unrealized gains of $17,199,000 on securities that had risen in value since their purchase and $799,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2005, the aggregate settlement value of open futures contracts expiring in June 2005, and the related unrealized appreciation (depreciation) were:

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

20-Year U.S. Treasury Bond	220	$24,716	($262)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 15, 2005

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 15, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.